CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
OPERATING ACTIVITIES
Net income	$ 2,795	$ 2,125	$ 1,637
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	80	50	58
Depreciation	47	78	97
Investment securities losses (gains)	2	(2)
Net impairment loss recognized in earnings	28	14
Amortization of discounts, premiums, and deferred loan fees, net	142	581	1,803
Amortization of unallocated ESOP shares	200	177	221
Trading losses			31
Purchases of trading securities			(961)
Sale of trading securities			960
Deferred income taxes	(9)	65	(58)
Earnings on bank owned life insurance	(121)	(126)	(131)
Decrease (increase) in accrued interest receivable	6	(19)	302
Increase in accrued interest payable	443	133	58
Increase (decrease) in deferred director compensation payable	72	59	29
Decrease (increase) in cash items in process of collection		1,230	(1,230)
Other, net	89	208	82
Net cash provided by operating activities	3,774	4,573	2,898
Available for sale:
Purchase of investment securities	(42,498)	(64,664)	(99,794)
Proceeds from repayments of investment securities	37,074	42,331	97,203
Proceeds from sales of investment securities	1,364	1,257
Held to maturity:
Purchase of mortgage-backed securities			(21,954)
Proceeds from repayments of investment securities	2,180	2,483	833
Proceeds from repayments of mortgage-backed securities	7,649	13,599	30,207
Purchase of certificates of deposit	(1,842)	(348)	(10,138)
Maturities/redemptions of certificates of deposit	349	10,373	100
Purchase of loans	(11,497)	(11,127)	(13,692)
Net decrease in net loans receivable	5,564	3,921	900
Purchase of Federal Home Loan Bank Stock	(8,684)	(6,691)	(7,200)
Redemption of Federal Home Loan Bank stock	8,835	6,592	6,737
Acquisition of premises and equipment	(1)	(16)	(9)
Net cash used for investing activities	(1,507)	(2,290)	(16,807)
FINANCING ACTIVITIES
Net increase (decrease) in deposits	1,412	(266)	4,011
Repayments of Federal Home Loan Bank long-term advances		(16,109)
Proceeds from Federal Home Loan Bank long-term advances	100,000
Net (decrease) increase in Federal Home Loan Bank short-term advances	(100,575)	15,604	11,772
Increase in unallocated ESOP shares		(32)	(1,104)
Purchase of treasury stock	(383)	(622)	(359)
Cash dividends paid	(783)	(689)	(482)
Net cash provided by (used for) financing activities	(329)	(2,114)	13,838
Increase (decrease) in cash and cash equivalents	1,938	169	(71)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	2,441	2,272	2,343
CASH AND CASH EQUIVALENTS AT END OF YEAR	4,379	2,441	2,272
Cash paid during the year for:
Interest	4,429	2,991	1,796
Taxes	970	1,003	884
Non-cash items:
Educational Improvement Tax Credits	$ 45	$ 50	$ 80